Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Schedule of Long Term Debt
The long-term debt is comprised by the following notes:

Loan	Amount	Annual interest rate	Monthly amortization	Maturity	December 31, 2025	December 31, 2024	December 31, 2023

MetLife 10-year	150,000,000	4.55%	(1)	August 2026	—	141,711,651	144,266,224
Series A Senior Note	65,000,000	5.03%	(3)	September 2024	—	—	65,000,000
Series B Senior Note	60,000,000	5.31%	(3)	September 2027	60,000,000	60,000,000	60,000,000
Series A Senior Note	45,000,000	5.50%	(3)	May 2025	—	45,000,000	45,000,000
Series B Senior Note	45,000,000	5.85%	(3)	May 2028	45,000,000	45,000,000	45,000,000
MetLife 10-year	118,000,000	4.75%	(2)	December 2027	100,634,841	102,334,454	103,955,374
MetLife 8-year	26,600,000	4.75%	(1)	August 2026	—	25,183,482	25,620,991
Series RC Senior Note	70,000,000	5.18%	(4)	June 2029	70,000,000	70,000,000	70,000,000
Series RD Senior Note	15,000,000	5.28%	(5)	June 2031	15,000,000	15,000,000	15,000,000
Vesta ESG Global bond 35/8 05/31	350,000,000	3.63%	(6)	May 2031	350,000,000	350,000,000	350,000,000
Facility - Tranche I	75,000,000	SOFR + 130 bp	(7)	December 2027	75,000,000	—	—
Facility - Tranche II	75,000,000	SOFR + 150 bp	(7)	December 2029	75,000,000	—	—
Senior Notes 2033	500,000,000	5.50%	(8)	January 2033	500,000,000	—	—
					1,290,634,841	854,229,587	923,842,589

Less: Current portion					(1,782,124)	(49,856,047)	(69,613,002)

Less: Direct issuance cost					(15,433,448)	(7,178,913)	(8,655,835)

Total Long-term debt					$1,273,419,269	$797,194,627	$845,573,752
(1)On July 22, 2016 the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. In March 2021, under this credit facility, an additional loan was contracted for $26,600,000 bearing interest on a monthly basis at a fixed interest rate of 4.75%. Principal amortization over the two loans commenced on September 1, 2023. This credit facility was guaranteed with 47 of the Entity’s properties. On October 9, 2025, the Entity settled its debt ahead of schedule.
(2)On November 1, 2017, the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. The loan bears monthly interest only for 60 months and thereafter monthly amortizations of principal and interest until it matures on December 1, 2027. This loan is secured by 20 of the Entity’s investment properties under a Guarantee Trust. On November 28, 2023, the Entity prepaid $12,194,600 associated with the sale of one investment property under the Guarantee trust.

(3)Series A Senior Notes and Series B Senior Notes are not secured by investment properties of the Entity.
The interest on these notes is paid on a monthly basis. As of December 31, 2024, the first tranche of Series A Senior Notes amounting to $65,000,000 was classified within the current portion of long-term debt and subsequently settled in August 2024. As of December 31, 2024, the second tranche, amounting to $45,000,000 and maturing in May 2025, is also included in the current portion of long-term debt.

(4)On June 25, 2019, the Entity entered into a 10-year senior notes series RC to various financial institutions, interest on these loans is paid on a semiannual basis beginning on December 14, 2019.
The note payable matures on June 14, 2029. Five of its subsidiaries are jointly and severally liable for the repayment of these notes.
(5)On June 25, 2019, the Entity entered into a 12-year note payable to various financial institutions, interest on these loans is paid on a semiannual basis beginning December 14, 2019. The note payable matures on June 14, 2031. Five of its subsidiaries are joint obligators under these notes payable.
(6)On May 13, 2021, the Entity offered $350,000,000 Senior Notes, Vesta ESG Global bond 35/8 05/31 with maturity on May 13, 2031. Interest is paid on a semiannual basis at an annual interest rate of 3.625%. The cost incurred for this issuance was $7,746,222.
(7)On April 8, 2025, the Entity executed a drawdown of $100,000,000 from the Facility loan, apportioned into two tranches of $50,000,000 each, with maturities of three and five years, respectively. On July 30 and 31, 2025, the Entity executed a drawdown of $50,000,000 from the Facility loan, apportioned into two tranches of $25,000,000 each, with maturities of three and five years, respectively.

(8)On September 30, 2025, the Entity offered $500,000,000 Senior Notes with maturity on Jan 30, 2033. Interest is paid on a semiannual basis. The transaction costs related with this issuance amount to $5,350,706.

Schedule of Maturities and Periodic Amortization of Long-Term Debt
Scheduled maturities and periodic amortization of long-term debt are as follows:

2027	233,852,717
2028	45,000,000
2029	145,000,000
2030	—
Thereafter	865,000,000
Less: direct issuance cost	(15,433,448)

Total long-term debt	$1,273,419,269
The maturities of the long-term debt as of December 31, 2025, 2024 and 2023 is as follows:

December 31, 2025	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$437,641	$1,192,725	$424,004,475	$865,000,000	$1,290,634,841
Long-term payable		—	23,937,534	23,413,771	—	47,351,305
Accrued interest	4.98%	9,663,036	35,633,179	205,603,696	57,291,667	308,191,578

		$10,100,677	$60,763,438	$653,021,942	$922,291,667	$1,646,177,724

December 31, 2024	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,219,162	$2,417,352	$485,593,073	$365,000,000	$854,229,587
Accrued interest	4.98%	6,349,288	19,356,107	109,696,698	21,873,658	157,275,751

		$7,568,450	$21,773,459	$595,289,771	$386,873,658	$1,011,505,338

December 31, 2023	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,143,783	$67,306,362	$420,392,444	$435,000,000	$923,842,589
Accrued interest	4.98%	17,523,667	20,701,788	118,441,437	29,034,658	185,701,550

		$18,667,450	$88,008,150	$538,833,881	$464,034,658	$1,109,544,139